Offerings	Aug. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0025 par value per share
Amount Registered | shares	1,081,267
Proposed Maximum Offering Price per Unit	0.3650
Maximum Aggregate Offering Price	$ 394,662.46
Fee Rate	0.01531%
Amount of Registration Fee	$ 60.42
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares of the Registrant that become issuable under the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”) in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the outstanding ordinary shares of the Registrant.

Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high ($0.37) and low ($0.36) sales price of the Registrant’s ordinary shares as reported on the NASDAQ Stock Market on August 11, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0025 par value per share
Amount Registered | shares	284,481
Proposed Maximum Offering Price per Unit	0.3650
Maximum Aggregate Offering Price	$ 103,835.57
Fee Rate	0.01531%
Amount of Registration Fee	$ 15.90
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares of the Registrant that become issuable under the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”) in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the outstanding ordinary shares of the Registrant.

Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high ($0.37) and low ($0.36) sales price of the Registrant’s ordinary shares as reported on the NASDAQ Stock Market on August 11, 2025.